Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Risks and Uncertainties [Abstract]
RMBS, available-for-sale		$ 1,598,999		$ 2,508,360
Investments in RMBS [Abstract]
Sale of RMBS, settled after period end		83,823	$ 0
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		33,817		67,037
Variation margin		43,700		1,100
Realized gain (loss) on RMBS, net [Abstract]
Gain on RMBS		18,150	0
Loss on RMBS		(35,693)	0
Net realized loss on RMBS		(17,543)	0
Realized loss on derivatives, net		(18,756)	(7,476)
Unrealized gain (loss) on derivatives, net		52,200	(8,272)
Unrealized loss on investments in Servicing Related Assets		(93,853)	(27,175)
Realized gain on acquired assets, net		46	0
Total		(77,906)	(42,923)
Recent Accounting Pronouncements [Abstract]
Accrued interest receivable		5,295		8,222
RMBS [Member]
Risks and Uncertainties [Abstract]
RMBS, available-for-sale	[1]	1,598,999		2,508,360
Derivatives [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		0		5,700
Repurchase Agreements [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Restricted cash		33,800		61,300
COVID-19 [Member]
Risks and Uncertainties [Abstract]
RMBS, available-for-sale		1,557,200		2,347,100
ASU 2016-13 [Member]
Recent Accounting Pronouncements [Abstract]
Accrued interest receivable		5,300
Accrued interest receivable, write-off		0	$ 0
Receivables and Other Assets [Member] | RMBS [Member]
Investments in RMBS [Abstract]
Income receivable		$ 4,700		$ 7,700

[1]	See Note 9 regarding the estimation of fair value, which approximates carrying value for all securities.